Nuveen Global Infrastructure Fund
Nuveen Global Infrastructure Fund
Investment Objective
The investment objective of the Fund is long-term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 32 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-69 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Global Infrastructure Fund - USD ($)		Class A	Class C	Class R3	Class R6	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Global Infrastructure Fund		Class A	Class C	Class R3	Class R6 [1]	Class I
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[2]	0.27%	0.27%	0.27%	0.07%	0.27%
Total Annual Fund Operating Expenses		1.42%	2.17%	1.67%	0.97%	1.17%
Fee Waivers and/or Expense Reimbursements	[3]	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.22%	1.97%	1.47%	0.77%	0.97%
[1]	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses have been restated to reflect current contractual fees.
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse other Fund expenses through September 30, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond September 30, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Global Infrastructure Fund - USD ($)	A	C	R3	R6	I
1 Year	$ 692	$ 200	$ 150	$ 79	$ 99
3 Years	975	655	502	284	347
5 Years	1,284	1,141	884	512	619
10 Years	$ 2,159	$ 2,483	$ 1,955	$ 1,167	$ 1,398

No Redemption
Expense Example, No Redemption - Nuveen Global Infrastructure Fund - USD ($)	A	C	R3	R6	I
1 Year	$ 692	$ 200	$ 150	$ 79	$ 99
3 Years	975	655	502	284	347
5 Years	1,284	1,141	884	512	619
10 Years	$ 2,159	$ 2,483	$ 1,955	$ 1,167	$ 1,398

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies include companies involved in the ownership, development, construction, renovation, financing or operation of infrastructure assets, or that provide the services and raw materials necessary for the construction and maintenance of infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

Equity securities in which the Fund invests include common and preferred securities, publicly-traded units of master limited partnerships ("MLPs"), and real estate investment trusts ("REITs"). The Fund may also invest in exchange-traded funds ("ETFs") and other investment companies ("investment companies"). The Fund may invest in companies of any size, including small- and mid-capitalization companies.

In selecting securities, the Fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:
  Attractively valued relative to other companies in the same industry or market.
  Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
  Strong management teams.
  Long-term contracts to provide infrastructure-based services.
  An identifiable catalyst that could increase the value of the company's stock over the next one or two years.
The Fund's sub-adviser generally will sell a security if any of the following has occurred:
  The security has hit its price target and the company is no longer attractively valued relative to other companies.
  The company's fundamentals have significantly deteriorated.
  There has been a significant change in the company's management team.
  A catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.
  A better alternative exists in the marketplace.
The Fund's investments include infrastructure-related securities of non-U.S. issuers. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of non-U.S. issuers and, in any case, will invest at least 30% of its net assets in such issuers.

The Fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the Fund's total assets may be invested in equity securities of emerging market issuers.

The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund's return, or hedge against adverse movements in currency exchange rates.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Infrastructure Sector Risk—Because the Fund invests significantly in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

Master Limited Partnership Risk—An investment in an MLP exposes the Fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Other Investment Companies Risk—When the Fund invests in other investment companies, including ETFs, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which the other investment companies may be subject.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Also, the value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of March 31, 2016 was 8.31%. The performance of the other share classes will differ due to their different expense structures.

During the eight-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 20.62% and -17.47%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.
The table below shows the variability of the Fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance is not shown for Class R6 shares, which have not been offered for a full calendar year.
Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Total Returns - Nuveen Global Infrastructure Fund		Inception Date	1 Year	5 Years	Since Inception
Class A		Dec. 17, 2007	(12.25%)	5.86%	3.39%
Class A | (return after taxes on distributions)		Dec. 17, 2007	(12.74%)	4.48%	2.36%
Class A | (return after taxes on distributions and sale of Fund shares)		Dec. 17, 2007	(6.29%)	4.38%	2.55%
Class A | S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[1]				0.75%
Class A | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				0.94%
Class C		Nov. 03, 2008	(7.50%)	6.35%	10.41%
Class C | S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[1]				7.54%
Class C | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				9.06%
Class R3		Nov. 03, 2008	(7.10%)	6.76%	10.88%
Class R3 | S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[1]				7.54%
Class R3 | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				9.06%
Class I		Dec. 17, 2007	(6.67%)	7.39%	4.41%
Class I | S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[1]				0.75%
Class I | Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				0.94%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[1]		(11.46%)	5.09%
Lipper Global Infrastructure Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		(10.13%)	5.59%
[1]	An index that provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the index has balanced weights across three distinct infrastructure clusters: utilities, transportation, and energy.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Global Infrastructure Funds Category.